Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)														12 Months Ended
	Dec. 14, 2020 $ / shares	Sep. 29, 2020 $ / shares	Jun. 15, 2020 $ / shares	Mar. 13, 2020 $ / shares	Dec. 13, 2019 $ / shares	Sep. 27, 2019 $ / shares	Jun. 27, 2019 $ / shares	Mar. 28, 2019 $ / shares	Jan. 18, 2019	Dec. 13, 2018 $ / shares	Sep. 27, 2018 $ / shares	Jun. 28, 2018 $ / shares	Mar. 27, 2018 $ / shares	Dec. 31, 2020 vessel $ / shares shares	Dec. 31, 2019 vessel $ / shares shares	Dec. 31, 2018 $ / shares	Sep. 26, 2019
Statement of changes in equity [abstract]
Dividends paid per share (in USD per share)	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.100		$ 0.100	$ 0.100	$ 0.100	$ 0.100	$ 0.40	$ 0.40	$ 0.40
Number of vessels | vessel														19	19
Trafigura transaction [Member] | Leasehold interest [Member]
Number of vessels																	19
NPTI [Member]
Shares Issued, Price Per Share1																$ 40.20
Common stock [Member]
Number of shares authorized (in shares) | shares														150,000,000	150,000,000
Reverse stock split of common shares									0.10